Discontinued Operations - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Carrying amounts of major classes of assets included as part of discontinued operations
Cash		$ 10,000
Inventories		7,183
Prepayments and other assets		6,515
Total major classes of current assets of the discontinued operations	$ 0	23,698
Vessels		643,682
Deferred charges		2,220
Above market acquired charters		7,531
Prepayments and other assets, non-current		1,035
Total major classes of non-current assets of the discontinued operations	0	654,468
Total major classes of assets of the discontinued operations		678,166
Carrying amounts of major classes of liabilities included as part of discontinued operations
Current portion of long-term debt, net		14,869
Deferred revenue		1,611
Trade accounts payables and accrued liabilities		5,055
Total major classes of current liabilities of the discontinued operations	0	21,535
Long-term debt, net		134,744
Total major classes of long-term liabilities of the discontinued operations	$ 0	134,744
Total major classes of liabilities of the discontinued operations		$ 156,279